Share-based payments - Additional Information (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024 performanceCriteria £ / shares	Dec. 31, 2024 performanceCriteria $ / shares	Dec. 31, 2023 £ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2022 GBP (£) $ / shares	Dec. 31, 2024 employee	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 shares	Dec. 31, 2024 £ / shares	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 shares	Dec. 31, 2023 £ / shares	Dec. 31, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Number of ordinary shares under option (in shares)	28,000,000	28,000,000	25,000,000	25,000,000	23,000,000	23,000,000
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted average share price (pound/usd per share)	£ 7.72		£ 8.41		£ 9.13
American depository receipts
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted average share price (pound/usd per share) | $ / shares		$ 49.33		$ 52.31		$ 56.80
Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price (in dollars per share)										£ 44.1
Top of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price (in dollars per share)										£ 115.9
Executive Performance Share Plan (EPSP) | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	3 years	3 years
Executive Performance Share Plan (EPSP) | Top of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	5 years	5 years
ESPP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	3 years	3 years
Number of performance conditions | performanceCriteria	3	3
Percentage of total Shareholder Return on vesting period	20.00%	20.00%
Threshold performance vesting percentage	100.00%	100.00%
Bonus-related Share Awards
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	2 years	2 years
Leadership Share Awards
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	3 years	3 years
Number of key executives participating in restricted stock plans | employee							1,800
Restricted stock plans
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Fair value of shares vested | £					£ 65	$ 65		£ 136			£ 82
WSOP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Number of ordinary shares under option (in shares)	28,000,000	28,000,000	24,000,000	24,000,000	21,000,000	21,000,000
WSOP | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Threshold period for employment participation in employee stock ownership plan	2 years	2 years
Employee Stock Option
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	10 years	10 years
WWOP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Number of ordinary shares under option (in shares)	0	0	1,000,000	1,000,000	2,000,000	2,000,000			0			650,825
Number of ADRs under option (in shares) | shares												72,695
Exercise price (in dollars per share) | $ / shares														$ 102.67
WWOP | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price per share (in pound per share)													£ 13.15
Executive Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Number of ordinary shares under option (in shares) | shares									0			0